ORDINARY SHARES - General information (Details) $ / shares in Units, $ in Thousands							1 Months Ended			12 Months Ended
	Dec. 01, 2025 shares	May 11, 2022 shares	May 05, 2022 shares	Apr. 20, 2022 shares	Mar. 31, 2022 shares	Nov. 08, 2021 shares	May 31, 2025 shares	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 12, 2022 USD ($) $ / shares shares
Ordinary shares
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $													$ 500,000
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)													25,000,000,000
Ordinary shares, shares authorized										25,000,000,000	25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares										$ 0.00002	$ 0.00002
IPO
Ordinary shares
Proceeds from issuance of initial public offering, net of offering costs | $									$ 2,358,800
Underwriter commissions and relevant offering expenses | $									$ 79,200
Follow-on public offering
Ordinary shares
Underwriter commissions and relevant offering expenses | $								$ 38,500
Proceeds from issuance of ordinary shares, net of offering costs | $								$ 2,322,600
Class A Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized										24,114,698,720	24,114,698,720		24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares										$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Class A Ordinary Shares | Employee trust controlled by the company upon exercise of options
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs										60,852,775
Number of shares for which options exercised										57,025,016
Class A Ordinary Shares | Depositary Bank
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs										30,900,000	49,500,000	88,800,000
Number of shares for which options exercised										128,783,463
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Number of ordinary shares converted from one class to another		727,407,230
Class A Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of ordinary shares converted from one class to another						47,777,775
Conversion ratio for the re-designated shares						1
Class A Ordinary Shares | Mr. PENG Yongdong, chairman and chief executive officer
Ordinary shares
Number of ordinary shares converted from one class to another						110,116,275
Class B Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized										885,301,280	885,301,280		885,301,280
Ordinary shares par value (in dollars per share) | $ / shares													$ 0.00002
Class B Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Number of ordinary shares converted from one class to another						157,894,050
Conversion ratio for the re-designated shares		1				1
Class B Ordinary Shares | Ever Orient International Limited
Ordinary shares
Number of ordinary shares converted from one class to another										4,160,498	4,143,361	3,537,486
Conversion ratio for the re-designated shares										1	1	1
Class B Ordinary Shares | Clover Rich Limited
Ordinary shares
Number of ordinary shares converted from one class to another										1,805,178	1,797,742	1,534,861
Conversion ratio for the re-designated shares										1	1	1
Restricted class A ordinary shares | 2022 Share Incentive Plan
Ordinary shares
Restriction period			5 years
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd
Ordinary shares
Number of shares issued in acquisition				44,315,854	44,315,854
Restriction period					3 years
Number of shares restriction removed										44,315,854
Restricted class A ordinary shares | Shengdu Home Renovation Co Ltd | 2022 Share Incentive Plan
Ordinary shares
Restriction period			5 years
Restricted class A ordinary shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of shares issued										53,868,189
Restricted class A ordinary shares | Mr. SHAN Yigang, an executive director | 2022 Share Incentive Plan
Ordinary shares
Number of shares restriction removed							34,373,035
Number of shares issued			53,868,189
Restricted class A ordinary shares | Mr. PENG Yongdong, chairman and chief executive officer
Ordinary shares
Number of shares issued										62,824,250
Restricted class A ordinary shares | Mr. PENG Yongdong, chairman and chief executive officer | 2022 Share Incentive Plan
Ordinary shares
Number of shares restriction removed	9,000,000						45,830,712			9,000,000
Number of shares issued			71,824,250